Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
21.	SUBSEQUENT EVENTS

Subsequent to December 31, 2022, the Company:

1.	Closed a $42,558 bought deal public offering on February 7, 2023 and issued 2,905,000 common shares, at a price of $14.65 per common share.

2.

Closed a $17,133 (C$23,024) bought deal private placement on February 16, 2023 and issued 969,450 common shares on a “flow-through” basis” (as defined in the Income Tax Act (Canada)) (the Flow-Through Shares”), at a price of $17.67 (C$23.75) per Flow-Through Share for aggregate gross proceeds of $17,133 (C$23,024).